Share-based Payments - Summary of Share-based Payment Liability (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
LTIP, Vested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	£ 0.3	£ 1.1
DSBS, Vested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	0.3	0.3
Vested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	0.6	1.4
LTIP, Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	9.1	8.9
LTIP, Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	11.6	11.3
Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	£ 20.7	£ 20.2